Expense Example {- Fidelity® New Millennium Fund®} - 11.30 Fidelity New Millennium Fund - PRO-06 - Fidelity® New Millennium Fund® - Fidelity New Millennium Fund-Default	Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689